Leases - Right of use assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, Beginning balance	$ 166,328	$ 214,279	$ 290,843
Additions			19,818
Additions/(Terminations)	142,191	30,242
Impairment			(1,541)
Depreciation expense	(74,139)	(78,193)	(94,841)
Right of use assets, Ending balance	234,380	166,328	214,279
Aircraft [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, Beginning balance	147,831	192,361	260,647
Additions			21,706
Additions/(Terminations)	132,122	29,157
Impairment	0	0	(1,541)
Depreciation expense	(69,167)	(73,687)	(88,451)
Right of use assets, Ending balance	210,786	147,831	192,361
Real Estate [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, Beginning balance	18,497	21,918	30,196
Additions			(1,888)
Additions/(Terminations)	10,069	1,085
Impairment			0
Depreciation expense	(4,972)	(4,506)	(6,390)
Right of use assets, Ending balance	$ 23,594	$ 18,497	$ 21,918